UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 to December 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000)*

December 31, 2018 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value

SHORT-TERM INVESTMENTS

Blackrock Liquidity Funds Treasury Trust Fund, Institutional Class, 2.180%**[1]	41,572,080	$41,572

Total Short-Term Investments

(Cost $41,572) — 100.1%		41,572

Total Investments — 100.1%

(Cost $41,572)		41,572

Liabilities in Excess of Other Assets — (0.1)%		(58)

Net Assets — 100.0%		$41,514

A list of outstanding total return swap agreements held by the Fund at December 31, 2018, is as follows:

Counterparty	Reference Entity/Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Long Positions†

Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1 day +0.50% to Fed Funds-1 day +2.50%	Total Return of the basket of securities	2/5/2019	$24,779	$77

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.35% to Fed Funds-1 day -2.75%	Total Return of the basket of securities	1/31/2019	1,532	(16)

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds- 1 day +0.55% Short: Fed Funds-1 day -0.40% to Fed Funds-1 day -1.38%	Total Return of the basket of securities	1/31/2019	1,338	—

Morgan Stanley	Canada Custom Basket of Securities	Long: Fed Funds- 1 day +0.50%	Total Return of the basket of securities	9/18/2019	4,842	14

Morgan Stanley	Hong Kong Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.50% to Fed Funds-1 day -10.25%	Total Return of the basket of securities	2/5/2021	865	—

Morgan Stanley	New Zealand Custom Basket of Securities	Long: Fed Funds- 1 day +0.55% Short: Fed Funds-1 day -0.50%	Total Return of the basket of securities	7/30/2020	494	—

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Counterparty	Reference Entity/Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Short Positions††

Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1 day -0.35% to Fed Funds-1 day -2.15%	Total Return of the basket of securities	2/5/2019	$(25,892)	$(29)

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1 day -0.35%	Total Return of the basket of securities	2/5/2019	(2,947)	(9)

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.40% to Fed Funds-1day -5.25%	Total Return of the basket of securities	2/5/2019	(1,804)	14

Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day +0.85% Short: Fed Funds-1 day -0.50% to Fed Funds-1 day -1.50%	Total Return of the basket of securities	6/10/2020	(112)	32

Morgan Stanley	Australia Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.50%	Total Return of the basket of securities	2/5/2019	(1,876)	—

Morgan Stanley	Singapore Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.50%	Total Return of the basket of securities	4/22/2020	(252)	(19)

						$64

†	The following table represents the individual common stock exposures compromising the Long Custom Basket Total Return Swaps as of December 31, 2018.

United States Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
1,700	Boston Beer	USD	409	$—	0%
1,800	Nu Skin Enterprises Inc.	USD	110	—	0%
3,000	Ralph Lauren Corp.	USD	310	2	3%
3,093	Pebblebrook Hotel Trust	USD	88	1	1%
3,210	Baidu Inc.	USD	509	—	0%
3,300	Peabody Energy Corp.	USD	101	—	0%
4,000	Marathon Petroleum Corp.	USD	236	—	0%
4,200	Zimmer Biomet Holdings Inc.	USD	436	1	1%
5,200	Xenia Hotels Resorts	USD	90	1	1%
5,200	Alliance Bernstein Holdings L.P.	USD	142	—	0%

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

United States Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
6,319	Flowserve Corp.	USD	240	$—	0%
7,359	Advance Auto Parts Inc.	USD	1,159	—	0%
9,000	Uniti Group Inc.	USD	140	5	7%
9,500	Arch Coal Inc.	USD	788	—	0%
10,100	Boise Cascade	USD	241	—	0%
10,826	Microsoft Corporation	USD	1,100	—	0%
11,300	Kb Home	USD	216	—	0%
11,300	American Public Education	USD	322	—	0%
13,800	Mallinckrodt PLC	USD	218	—	0%
14,300	United States Steel	USD	261	—	0%
18,824	Wells Fargo & Co.	USD	867	—	0%
18,900	Athene Holding Ltd., Class A Shares	USD	753	—	0%
19,200	Alaska Air Group	USD	1,168	—	0%
20,878	Signet Jewelers Ltd.	USD	663	—	0%
21,384	Citigroup Inc.	USD	1,113	—	0%
21,722	Bank Of America	USD	535	—	0%
26,143	Oracle Corp.	USD	1,180	—	0%
27,200	International Speedway, Class A Shares	USD	1,193	—	0%
29,700	Acco Brands Corp.	USD	201	—	0%
30,804	Firstenergy Corp.	USD	1,157	—	0%
33,900	Venator Materials PLC	USD	142	—	0%
35,800	K12 Inc.	USD	887	—	0%
40,400	Viacom, Class B Shares	USD	1,038	8	10%
40,600	H & R Block Inc.	USD	1,030	10	13%
40,900	Park Hotels & Resorts Inc.	USD	1,063	41	53%
42,900	Alliance Resources	USD	744	—	0%
44,375	Sabre Corp.	USD	960	—	0%
55,800	Steelcase Inc.	USD	828	8	11%
77,300	Aes Corp.	USD	1,118	—	0%
116,100	Navient Corporation	USD	1,023	—	0%

			24,779	$77	100%

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

United Kingdom Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(212,552)	Tp Icap PLC	GBP	(815)	$—	0%
(190,718)	Beazley Ireland Holdings PLC	GBP	(1,224)	—	0%
(126,762)	United Utilities Group PLC	GBP	(1,190)	(22)	137%
(47,540)	Greencore Group PLC	GBP	(108)	—	0%
(27,715)	Wood Group (John) PLC	GBP	(178)	—	0%
(20,837)	Metro Bank PLC	GBP	(450)	—	0%
(18,208)	Severn Trent PLC	GBP	(421)	(9)	56%
(6,911)	Reckitt Benckiser Group PLC	GBP	(530)	—	0%
2,436	Astrazeneca PLC	GBP	182	—	0%
6,495	Glaxosmithkline PLC	GBP	123	1	(6%)
11,723	Plus500 Ltd.	GBP	205	—	0%
21,163	Playtech PLC	GBP	104	—	0%
36,483	International Consolidated Airlines Group	GBP	287	—	0%
41,269	Rolls-Royce Holdings PLC	GBP	437	—	0%
59,227	Bhp Group PLC	GBP	1,247	—	0%
74,771	Sse PLC	GBP	1,031	—	0%
100,790	Barclays PLC	GBP	193	—	0%
107,335	Entertainment One Ltd.	GBP	488	—	0%
117,819	Ferrexpo PLC	GBP	292	5	(31%)
192,208	Vodafone Group PLC	GBP	375	9	(56%)
193,880	Aviva PLC	GBP	928	—	0%
385,239	Renewables Infrastructure Gr	GBP	556	—	0%

			1,532	$(16)	100%

Europe Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(1,569,619)	Banco Comercial Portugues SA	EUR	(412)	$—	0%
(149,799)	Banco Comercial Portugues SA	EUR	(681)	—	0%
(104,083)	Terna	EUR	(590)	—	0%
(43,322)	ams AG	EUR	(1,037)	—	0%
(28,054)	Suez	EUR	(370)	—	0%
(24,403)	Deutsche Bank AG	EUR	(195)	—	0%
(19,798)	Daimler AG	EUR	(1,041)	—	0%
(17,659)	Cellnex Telecom	EUR	(453)	—	0%
(14,755)	Gjensidige FORS	EUR	(230)	—	0%
(12,486)	Tryg	EUR	(314)	—	0%
(11,669)	Yara International	EUR	(449)	—	0%
(6,402)	Ontex Group	EUR	(131)	—	0%
(4,104)	Gecina SA	EUR	(531)	—	0%

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Europe Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(3,691)	Lafargeholcim Ltd.	EUR	(152)	$—	0%
(3,020)	Delivery Hero SE	EUR	(112)	—	0%
(2,420)	Iliad	EUR	(340)	—	0%
4,477	Roche Holding AG	EUR	1,107	—	0%
7,762	Dt Lufthansa Ag	EUR	175	—	0%
7,829	Linde Ag - Tender	EUR	1,242	—	0%
7,991	Basf Se	EUR	553	—	0%
8,129	Sap Se	EUR	809	—	0%
14,164	Novartis AG	EUR	1,210	—	0%
24,165	BNP Paribas	EUR	1,092	—	0%
41,172	ABB Ltd.	EUR	782	—	0%
67,339	Koninklijke Volkerwessels	EUR	1,066	—	0%
99,059	Ssab A	EUR	340	—	0%

			1,338	$—	0%

Canada Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
12,300	Canfor Corp.	CAD	149	$—	0%
13,000	Canadian Imperial Bank of Commerce	CAD	968	13	93%
26,300	Genworth MI Canada Inc.	CAD	775	—	0%
37,600	Gildan Activewear Inc.	CAD	1,141	—	0%
81,429	Manulife Financial Corp.	CAD	1,156	—	0%
113,100	Encana Corp.	CAD	653	1	7%

			4,842	$14	100%

Hong Kong Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(7,535,000)	GCL-Poly Energy	HKD	(457)	$—	0%
(1,232,500)	Greatwall Motor	HKD	(707)	—	0%
(1,174,500)	Zhengtongauto	HKD	(700)	—	0%
(1,078,000)	China Unicom	HKD	(1,151)	—	0%
(778,000)	Li & Fung	HKD	(122)	—	0%
(171,500)	Yue Yuen Industrial	HKD	(549)	—	0%
(135,700)	Bank Of East Asia	HKD	(431)	—	0%
(112,000)	China Oilfield	HKD	(96)	—	0%

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Hong Kong Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(89,600)	MGM China	HKD	(150)	$—	0%
(65,800)	Aia	HKD	(546)	—	0%
(39,000)	Sunac China	HKD	(127)	—	0%
(27,000)	Boc Hong Kong	HKD	(100)	—	0%
(15,500)	AAC Technologies	HKD	(90)	—	0%
63,000	Shanghai Industrial	HKD	127	—	0%
123,000	China Mobile	HKD	1,184	—	0%
157,000	Weichai Power	HKD	179	—	0%
177,000	Asia Cement (China) Holdings Corp.	HKD	124	—	0%
228,000	Shanghai Pechemicals	HKD	100	—	0%
243,000	Yangtze Optical Fibre and Cable JSC Ltd.	HKD	664	—	0%
502,000	Sinotruk Ltd.	HKD	756	—	0%
508,000	China National Building Material Co., Ltd.	HKD	348	—	0%
568,000	Jiangsu Express	HKD	792	—	0%
605,000	CQRC Bank	HKD	324	—	0%
618,000	China Railway Construction Corp., Ltd.	HKD	857	—	0%
2,623,000	China Cinda Asset Management Co., Ltd.	HKD	636	—	0%

			865	$—	0%

New Zealand Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(41,211)	Fletcher Bld Ltd.	NZD	(135)	$—	0%
302,348	Air New Zealand	NZD	629	—	0%

			494	$—	0%

††	The following table represents the individual common stock exposures compromising the Short Custom Basket Total Return Swaps as of December 31, 2018.

United States Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying Investment
(214,900)	Snap Inc.	USD	(1,184)	$—	0%
(47,200)	Mattel Inc.	USD	(472)	—	0%
(44,000)	Pacific Premier Bancorp Inc.	USD	(1,123)	—	0%
(43,200)	Box Inc.	USD	(729)	—	0%
(43,100)	Healthcare Trust of America Inc.	USD	(1,091)	(14)	48%
(36,400)	L Brands	USD	(934)	—	0%
(34,500)	Lendingclub Corp.	USD	(91)	—	0%

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

United States Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying Investment
(31,800)	Aqua America Inc.	USD	(1,087)	$—	0%
(31,000)	Dentsply Sirona Inc.	USD	(1,154)	(3)	10%
(30,800)	Virtu Financial, Inc.	USD	(793)	—	0%
(29,100)	Healthcare Services Group	USD	(1,169)	—	0%
(25,700)	Avanos Medical Inc.	USD	(1,151)	—	0%
(24,731)	American International Group	USD	(975)	—	0%
(21,900)	Cloudera Inc.	USD	(242)	—	0%
(21,519)	Coty Inc.	USD	(141)	—	0%
(21,300)	Triumph Group	USD	(245)	—	0%
(19,200)	Moelis & Company	USD	(660)	—	0%
(17,400)	Siteone Landscape Supply Inc.	USD	(962)	—	0%
(16,721)	Dowdupont Inc.	USD	(894)	—	0%
(14,400)	Marsh & Mclennan	USD	(1,148)	—	0%
(13,200)	Sun Hydraulics	USD	(438)	—	0%
(13,071)	Fireeye Inc.	USD	(212)	—	0%
(11,200)	Cboe Global Markets Inc.	USD	(1,096)	—	0%
(10,400)	Treehouse Foods	USD	(527)	—	0%
(9,800)	Nevro Corp.	USD	(381)	—	0%
(8,400)	The Medicines Company	USD	(161)	—	0%
(8,200)	Invitation Homes Inc.	USD	(165)	—	0%
(8,000)	Now Inc.	USD	(93)	—	0%
(7,667)	Autodesk Inc.	USD	(986)	—	0%
(7,400)	Immunomedics Inc.	USD	(106)	—	0%
(7,100)	Jeld-Wen Holding Inc.	USD	(101)	—	0%
(7,049)	Philip Morris	USD	(471)	(8)	28%
(6,000)	Gartner Inc.	USD	(767)	—	0%
(5,900)	Nutanix Inc.	USD	(245)	—	0%
(5,400)	Fireeye Inc.	USD	(469)	—	0%
(5,000)	Valvoline Inc.	USD	(97)	—	0%
(4,300)	Axon Enterprise Inc.	USD	(188)	—	0%
(3,600)	NextEra Energy Partners LP	USD	(155)	—	0%
(3,321)	Cornerstone Ondemand Inc.	USD	(167)	—	0%
(3,300)	Spectrum Brands Holdings Inc.	USD	(139)	—	0%
(3,000)	Equinix Inc.	USD	(1,058)	—	0%
(2,900)	NovoCure Limited	USD	(97)	—	0%
(2,800)	Deere & Co.	USD	(418)	(2)	7%
(2,300)	Digital Realty	USD	(245)	(2)	7%
(2,100)	Shopify Inc.	USD	(291)	—	0%
(1,800)	2U Inc.	USD	(89)	—	0%

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

United States Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying Investment
(800)	Hubspot Inc.	USD	(101)	$—	0%
(400)	Costar Group	USD	(135)	—	0%
(393)	Tesla Inc.	USD	(131)	—	0%
(300)	The Sherwin-Williams Company	USD	(118)	—	0%

			(25,892)	$(29)	100%

Canada Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying Investment
(430,647)	Bombardier Transportation	CAD	(641)	$—	0%
(71,700)	Northland Power Inc.	CAD	(1,140)	(4)	44%
(13,798)	SNC-Lavalin Group Inc.	CAD	(464)	—	0%
(12,800)	Premium Brands Holdings	CAD	(702)	(5)	56%

			(2,947)	$(9)	100%

Japan Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(70,300)	Keikyu Corp.	JPY	(1,148)	$—	0%
(68,400)	Kansai Paint Co. Ltd	JPY	(1,314)	—	0%
(59,900)	Hitachi Chemical Co. Ltd	JPY	(903)	—	0%
(37,900)	Maruichi Steel Tube Ltd.	JPY	(1,193)	—	0%
(34,300)	Renesas Electronics Corp.	JPY	(156)	—	0%
(32,900)	Japan Post Holdings Co. Ltd	JPY	(424)	—	0%
(31,400)	MISUMI Group Inc.	JPY	(661)	—	0%
(25,400)	Miraca Holdings Inc.	JPY	(573)	—	0%
(24,100)	Rakuten Inc.	JPY	(161)	(1)	(7)%
(24,000)	Toray Industries Inc.	JPY	(168)	—	0%
(13,500)	Toshiba Corp.	JPY	(380)	(2)	(14)%
(12,000)	Line Corp.	JPY	(411)	—	0%
(10,400)	MonotaRO Co. Ltd.	JPY	(257)	(1)	(7)%
(10,000)	Odakyu Electric Railway Co. Ltd.	JPY	(219)	—	0%
(8,300)	GM Internet Inc.	JPY	(111)	—	0%
(3,100)	Nidec Corp.	JPY	(351)	—	0%
(2,100)	Sysmex Corp.	JPY	(101)	—	0%
3,300	Sumitomo Mitsui Financial Group Inc.	JPY	109	—	0%
12,600	East Japan Railway Co.	JPY	1,112	—	0%
22,900	Showa Denko K.K.	JPY	680	18	128%

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Japan Custom Basket of Securities (concluded)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment

27,600	Takeda Pharmaceutical Co. Ltd.	JPY	929	$—	0%
28,500	Sompo Holdings Inc.	JPY	966	—	0%
33,500	Japan Post Holdings Co. Ltd	JPY	1,184	—	0%
34,100	Tokyo Electric Power Company Holdings Inc.	JPY	202	—	0%
41,600	Kddi Corp.	JPY	992	—	0%
47,100	Tokai Tokyo Financial Holdings Inc.	JPY	201	—	0%
53,400	Hazama Ando Corp.	JPY	352	—	0%

			(1,804)	$14	100%

South Korea Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(184,036)	Samsung Heavy	KRW	(1,224)	$—	0%
(12,105)	Korea Aerospace Industries Ltd.	KRW	(347)	—	0%
(8,711)	Hyundai Motor	KRW	(927)	(23)	(72)%
(3,984)	Hyundai Motor	KRW	(460)	—	0%
2,961	Daelim Industrial Co. Ltd.	KRW	273	2	6%
3,795	Sk Hynix Inc.	KRW	206	3	9%
4,042	Orange Life Insurance Ltd.	KRW	102	5	16%
4,843	Sk Telecom	KRW	1,172	33	103%
14,214	Hanwha	KRW	400	7	22%
19,948	Samsung Heavy	KRW	693	5	16%

			(112)	$32	100%

Australia Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying Investment
(985,381)	Ausnet Services	AUD	(1,083)	$—	0%
(185,994)	Nufarm Ltd.	AUD	(784)	—	0%
(71,597)	Origin Energy Ltd.	AUD	(327)	—	0%
54,960	Coca-Cola Amatil Ltd.	AUD	318	—	0%

			(1,876)	$—	0%

SCHEDULE OF INVESTMENTS (000)* (concluded)

December 31, 2018 (Unaudited)

Singapore Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(392,900)	Singtel	SGD	(844)	$(19)	100%
(22,600)	Uol Group Ltd.	SGD	(103)	—	0%
757,700	Yangzijiang	SGD	695	—	0%

			(252)	$(19)	100%

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2018.
1	Of this investment, $28,411 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2

The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at December 31, 2018 is $61,751 and $(60,784), respectively. The gross notional amounts are representative of the volume of activity during the quarter ended December 31, 2018.

AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NZD	– New Zealand Dollar
PLC	– Public Limited Company
SGD	– Singapore Dollar
USD	– U.S. Dollar

Amounts designated as “—” are $0 or round to $0.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2018:

Investment in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$41,572	$—	$—	$41,572

Total Investment in Securities	$41,572	$—	$—	$41,572

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Total Return Equity Swaps ^
Unrealized Appreciation	$—	$137	$—	$137
Unrealized Depreciation	—	(73)	—	(73)

Total Other Financial Instruments	$—	$64	$—	$64

^	Total return swaps are valued at the unrealized appreciation (depreciation) of the instruments.

At December 31, 2018, relative to the Fund’s prior fiscal year end, there were no transfers between levels.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-005-1600

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2019

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: March 1, 2019